Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [Abstract]
Deferred tax assets and liabilities
17.	Deferred tax assets and liabilities

17.1.	Deferred tax assets

	2024	2023
	A$’000	A$’000
The balance comprises temporary differences attributable to:
Tax losses	1,877	-
Intangible assets	-	8,294
Employee benefit obligations	6,466	2,791
Lease liabilities	2,030	1,780
Inventories	37,605	10,976
Other	8,522	531
Total deferred tax assets	56,500	24,372
Set-off of deferred tax liabilities pursuant to set-off provisions	(9,763)	(3,920)
Net deferred tax assets	46,737	20,452

	Tax losses	Intangible assets	Employee benefit obligations	Lease liabilities	Inventories	Other	Total
Deferred tax assets movements	$’000	$’000	$’000	$’000	$’000	$’000	$’000
The balance comprises temporary differences attributable to:
Balance at January 1, 2024	-	8,294	2,791	1,780	10,976	531	24,372
(Charged)/credited:
to profit and loss	1,877	(8,294)	3,675	250	26,629	7,991	32,128
Balance at December 31, 2024	1,877	-	6,466	2,030	37,605	8,522	56,500

Balance at January 1, 2023	4,400	2,434	1,052	803	363	157	9,209
(Charged)/credited:							-
to profit and loss	(4,400)	5,860	1,739	977	10,613	374	15,163
Balance at December 31, 2023	-	8,294	2,791	1,780	10,976	531	24,372

17.2.	Deferred tax liabilities

	2024	2023
	A$’000	A$’000
The balance comprises temporary differences attributable to:
Intangible assets	11,172	2,376
Right-of-use assets	2,374	1,544
Unrealized foreign exchange gains	5,598	-
Total deferred tax liabilities	19,144	3,920
Set-off of deferred tax assets pursuant to set-off provisions	(9,763)	(3,920)
Net deferred tax liabilities	9,381	-

	Intangible assets	Right-of-use assets	Unrealized foreign exchange gains	Total
Deferred tax liabilities movements	$’000	$’000	-	$’000
The balance comprises temporary differences attributable to:
Balance at January 1, 2024	2,376	1,544	-	3,920
Charged/(credited):
on acquisition	9,381	-	-	9,381
to profit and loss	(585)	830	5,598	5,843
Balance at December 31, 2024	11,172	2,374	5,598	19,144

Balance at January 1, 2023	3,634	1,604	-	5,238
Charged/(credited):
to profit and loss	(1,258)	(60)	-	(1,318)
Balance at December 31, 2023	2,376	1,544	-	3,920

17.3.	Unrecognized deferred tax assets

The composition of the Group’s unrecognized deferred tax assets is as follows:

	2024	2023
Unrecognized deferred tax assets	A$’000	A$’000
Tax losses and tax credits	152,135	84,412
Temporary differences in relation to provisions	4	212
Temporary differences in relation to employee benefit obligations	1,958	97
Temporary differences in relation to intangible assets	1,095	-
Temporary differences in relation to inventories	536	-
Temporary differences in relation to lease liabilities	676	211
Temporary differences in relation to share-based payments	31,929	8,940
Total unrecognized deferred tax assets	188,333	93,872

17.4.	Unrecognized tax losses

Unused tax losses and carried forward tax credits for which no deferred tax asset has been recognized:	2024	2023	2022
	A$’000	A$’000	A$’000

Australia	140,673	82,908	61,330
Other countries	11,462	1,504	1,503
Unrecognized income tax benefit	152,135	84,412	62,833